SUPPLEMENTAL GUARANTOR INFORMATION (Tables)	12 Months Ended
Dec. 31, 2015
SUPPLEMENTAL GUARANTOR INFORMATION [Abstract]
Condensed Consolidating Balance Sheet
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS SUPPLEMENTAL
CONDENSED CONSOLIDATING BALANCE SHEET
AT DECEMBER 31, 2015
(stated in thousands of U.S. dollars)
	Parent	Combined subsidiary guarantors	Combined subsidiary non guarantors	Consolidating adjustments	Total consolidated amounts
Current assets
Receivables from related parties	$411,901	$51,803	$172,599	$(636,303)	$-
Other current assets	25,805	58,454	58,301	-	142,560
Total current assets	437,706	110,257	230,900	(636,303)	142,560

Noncurrent assets
Vessels and equipment, net	-	264,380	405,419	(712)	669,087
Investment in affiliates	110,631	-	25	(110,631)	25
Other noncurrent assets	-	17,270	20,374	-	37,644
Total noncurrent assets	110,631	281,650	425,818	(111,343)	706,756
Total assets	$548,337	$391,907	$656,718	$(747,646)	$849,316

Current liabilities
Payable to related parties	$-	$330,500	$305,844	$(636,303)	$41
Current portion of long-term financial debt	225,842	42,262	195,444	-	463,548
Other current liabilities	12,881	32,119	17,768	-	62,768
Total current liabilities	238,723	404,881	519,056	(636,303)	526,357

Noncurrent liabilities
Due to affiliates	$-	$-	$-	$-	$-
Long-term financial debt	-	-	-	-	-
Other noncurrent liabilities	-	652	12,693	-	13,345
Total noncurrent liabilities	-	652	12,693	-	13,345
Total liabilities	238,723	405,533	531,749	(636,303)	539,702

Total equity	309,614	(13,626)	124,969	(111,343)	309,614
Total liabilities and equity	$548,337	$391,907	$656,718	$(747,646)	$849,316

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS SUPPLEMENTAL
CONDENSED CONSOLIDATING BALANCE SHEET
AT DECEMBER 31, 2014
(stated in thousands of U.S. dollars)
	Parent	Combined subsidiary guarantors	Combined subsidiary non guarantors	Consolidating adjustments	Total consolidated amounts
Current assets
Receivables from related parties	$435,905	$53,715	$1,785	$(490,938)	$467
Other current assets	646	36,647	71,989	-	109,282
Total current assets	436,551	90,362	73,774	(490,938)	109,749

Noncurrent assets
Vessels and equipment, net	-	287,425	430,750	(770)	717,405
Investment in affiliates	142,761	-	186	(142,761)	186
Other noncurrent assets	7,449	29,298	32,974	-	69,721
Total noncurrent assets	150,210	316,723	463,910	(143,531)	787,312
Total assets	$586,761	$407,085	$537,684	$(634,469)	$897,061

Current liabilities
Payable to related parties	$-	$273,909	$218,665	$(490,938)	$1,636
Current portion of long-term financial debt	-	6,420	26,509	-	32,929
Other current liabilities	5,079	36,932	15,937	-	57,948
Total current liabilities	5,079	317,261	261,111	(490,938)	92,513

Noncurrent liabilities
Due to affiliates	$-	$-	$-	$-	$-
Long-term financial debt	225,960	42,263	164,882	-	433,105
Other noncurrent liabilities	-	279	15,442	-	15,721
Total noncurrent liabilities	225,960	42,542	180,324	-	448,826
Total liabilities	231,039	359,803	441,435	(490,938)	541,339

Total equity	355,722	47,282	96,249	(143,531)	355,722
Total liabilities and equity	$586,761	$407,085	$537,684	$(634,469)	$897,061

Condensed Consolidating Statement of Operations
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS SUPPLEMENTAL
CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2015
(stated in thousands of U.S. dollars)
	Parent	Combined subsidiary guarantors	Combined subsidiary non guarantors	Consolidating adjustments	Total consolidated amounts

Revenues	$-	$189,190	$209,022	$(50,735)	$347,477

Operating expenses	(11,189)	(223,065)	(164,234)	50,793	(347,695)
Operating (loss) profit	(11,189)	(33,875)	44,788	58	(218)

Investment in affiliates	(32,602)	-	(817)	32,602	(817)
Other income (expenses)	(4,213)	(22,666)	(13,780)	-	(40,659)
(Loss) income before income tax	(48,004)	(56,541)	30,191	32,660	(41,694)

Income tax benefit (expense)	-	(4,367)	(1,943)	-	(6,310)
Net (loss) income	(48,004)	(60,908)	28,248	32,660	(48,004)

Net income attributable to noncontrolling interest	-	-	-	-	-
Net (loss) income attributable to Ultrapetrol (Bahamas) Limited	$(48,004)	$(60,908)	$28,248	$32,660	$(48,004)

Comprehensive income (loss)	$(47,532)	$(60,908)	$28,720	$32,188	$(47,532)

Comprehensive income attributable to noncontrolling interest	-	-	-	-	-

Comprehensive income (loss) attributable to Ultrapetrol (Bahamas) Limited	$(47,532)	$(60,908)	$28,720	$32,188	$(47,532)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS SUPPLEMENTAL
CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2014
(stated in thousands of U.S. dollars)
	Parent	Combined subsidiary guarantors	Combined subsidiary non guarantors	Consolidating adjustments	Total consolidated amounts

Revenues	$-	$205,759	$215,259	$(57,343)	$363,675

Operating expenses	(12,847)	(257,048)	(164,520)	57,401	(377,014)
Operating (loss) profit	(12,847)	(51,289)	50,739	58	(13,339)

Investment in affiliates	(38,342)	-	(1,056)	38,342	(1,056)
Other income (expenses)	(1,087)	(14,688)	(17,041)	-	(32,816)
(Loss) income before income tax	(52,276)	(65,977)	32,642	38,400	(47,211)

Income tax benefit (expense)	-	(810)	(4,255)	-	(5,065)
Net (loss) income	(52,276)	(66,787)	28,387	38,400	(52,276)

Net income attributable to noncontrolling interest	-	-	-	-	-
Net (loss) income attributable to Ultrapetrol (Bahamas) Limited	$(52,276)	$(66,787)	$28,387	$38,400	$(52,276)

Comprehensive income (loss)	$(51,789)	$(66,787)	$28,874	$37,913	$(51,789)

Comprehensive income attributable to noncontrolling interest	-	-	-	-	-

Comprehensive income (loss) attributable to Ultrapetrol (Bahamas) Limited	$(51,789)	$(66,787)	$28,874	$37,913	$(51,789)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS SUPPLEMENTAL
CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2013

(stated in thousands of U.S. dollars)

	Parent	Combined subsidiary guarantors	Combined subsidiary non guarantors	Consolidating adjustments	Total consolidated amounts

Revenues	$-	$294,261	$159,120	$(42,164)	$411,217

Operating expenses	(7,459)	(287,214)	(123,600)	42,222	(376,051)
Operating (loss) profit	(7,459)	7,047	35,520	58	35,166

Investment in affiliates	21,051	-	(520)	(21,051)	(520)
Other income (expenses)	(6,224)	(6,816)	(7,088)	-	(20,128)
(Loss) income before income tax	7,368	231	27,912	(20,993)	14,518

Income tax benefit (expense)	-	(4,098)	(2,499)	-	(6,597)
Net (loss) income	7,368	(3,867)	25,413	(20,993)	7,921

Net income attributable to noncontrolling interest	-	-	-	553	553
Net (loss) income attributable to Ultrapetrol (Bahamas) Limited	$7,368	$(3,867)	$25,413	$(21,546)	$7,368

Comprehensive (loss) income	$8,150	$(3,867)	$26,195	$(21,741)	$8,737

Comprehensive income attributable to noncontrolling interest	-	-	-	587	587

Comprehensive (loss) income attributable to Ultrapetrol (Bahamas) Limited	$8,150	$(3,867)	$26,195	$(22,328)	$8,150

Condensed Consolidating Statement of Cash Flow
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS SUPPLEMENTAL
CONDENSED CONSOLIDATING STATEMENT OF CASH FLOW

FOR THE YEAR ENDED DECEMBER 31, 2015

(stated in thousands of U.S. dollars)
	Parent	Combined subsidiary guarantors	Combined subsidiary non guarantors	Consolidating adjustments	Total consolidated amounts

Net cash (used in) provided by operating activities	$(6,214)	$(24,704)	$67,918	$-	$37,000

Intercompany sources	24,004	58,503	(82,507)	-	-
Non-subsidiary sources	-	(19,670)	(4,654)	-	(24,324)
Net cash (used in) provided by investing activities	24,004	38,833	(87,161)	-	(24,324)

Intercompany sources	-	-	-	-	-
Non-subsidiary sources	-	(6,425)	3,960	-	(2,465)
Net cash (used in) provided by financing activities	-	(6,425)	3,960	-	(2,465)
Net (decrease) increase in cash and cash equivalents	$17,790	$7,704	$(15,283)	$-	$10,211

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS SUPPLEMENTAL
CONDENSED CONSOLIDATING STATEMENT OF CASH FLOW

FOR THE YEAR ENDED DECEMBER 31, 2014

(stated in thousands of U.S. dollars)
	Parent	Combined subsidiary guarantors	Combined subsidiary non guarantors	Consolidating adjustments	Total consolidated amounts

Net cash (used in) provided by operating activities	$(9,144)	$(24,147)	$68,545	$-	$35,254

Intercompany sources	(12,369)	77,888	(65,519)	-	-
Non-subsidiary sources	-	(51,050)	9,405	-	(41,645)
Net cash (used in) provided by investing activities	(12,369)	26,838	(56,114)	-	(41,645)

Intercompany sources	-	-	-	-	-
Non-subsidiary sources	877	(6,370)	(25,759)	-	(31,252)
Net cash (used in) provided by financing activities	877	(6,370)	(25,759)	-	(31,252)
Net (decrease) increase in cash and cash equivalents	$(20,636)	$(3,679)	$(13,328)	$-	$(37,643)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS SUPPLEMENTAL
CONDENSED CONSOLIDATING STATEMENT OF CASH FLOW

FOR THE YEAR ENDED DECEMBER 31, 2013

(stated in thousands of U.S. dollars)
	Parent	Combined subsidiary guarantors	Combined subsidiary non guarantors	Consolidating adjustments	Total consolidated amounts

Net cash (used in) provided by operating activities	$(10,370)	$18,283	$11,934	$-	$19,847

Intercompany sources	(116,193)	40,060	109,070	(32,937)	-
Non-subsidiary sources	-	(12,848)	(107,878)	-	(120,726)
Net cash (used in) provided by investing activities	(116,193)	27,212	1,192	(32,937)	(120,726)

Intercompany sources	-	(32,937)	-	32,937	-
Non-subsidiary sources	(53,596)	(16,434)	21,319	-	(48,711)
Net cash (used in) provided by financing activities	(53,596)	(49,371)	21,319	32,937	(48,711)
Net (decrease) increase in cash and cash equivalents	$(180,159)	$(3,876)	$34,445	$-	$(149,590)